Equity - Summary of Dividend Payout (Details)	12 Months Ended
	Mar. 31, 2024 ₨ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 ₨ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 ₨ / shares	Mar. 31, 2022 $ / shares
Dividend per Equity Share
Disclosure Of Equity [Line Items]
Interim dividend | ₨ / shares	₨ 18		₨ 16.50		₨ 15.00
Final dividend | ₨ / shares	₨ 17.5		₨ 16.00		₨ 15.00
Dividend per Equity Share/ADS
Disclosure Of Equity [Line Items]
Interim dividend | $ / shares		$ 0.22		$ 0.20		$ 0.20
Final dividend | $ / shares		$ 0.21		$ 0.21		$ 0.20